Putnam
Vista
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 20, 2000


REPORT FROM FUND MANAGEMENT

Eric M. Wetlaufer
Anthony C. Santosus
Dana F. Clark
Margery C. Parker

The 12 months ended July 31, 2000, was a good year to be a midsize growth company. Investors' "big-is-beautiful" mentality, which had pushed the prices of large-company stocks dramatically higher in the past five years, finally gave way to a much broader perspective. With growth at any size in vogue, Putnam Vista Fund's portfolio of midsize companies achieved performance gains in excess of 50% at net asset value. Many of the fund's most profitable companies rode the high-tech boom, of course. However, several non-tech companies in the health-care, utility, and oil service sectors also made notable contributions to performance.

Total return for 12 months ended 7/31/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
   53.19%  44.40%   51.89%  46.89%   52.03%  51.03%   52.26%  46.98%
----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* MIDSIZE GROWTH STOCKS RALLY

For the past several years, midsize companies, along with other out-of-favor stocks, had been sidelined as their larger brethren achieved dramatic year-over-year increases. That all changed last December, when mid-cap stocks surged past the Standard & Poor's 500 Index, a barometer of large-company performance, for the first time since 1993. In fact, the Russell Midcap Growth Index rose 51.3% for calendar 1999, surpassing the S&P 500's return of 21.1%.

With the Y2K hurdle behind, the rally in midsize companies continued into 2000. Many Wall Street observers credit investors' concerns about the lofty valuations of larger stocks for the stock market's broadening appeal. Economic instability in Russia, Asia, and Latin America in recent years had sent investors scurrying for cover in a narrow range of well established large-cap companies and drove up prices. Thus, when concerns about an economic slowdown and a series of earnings disappointments threatened the fate of large-company stocks in early 2000, the relatively lower valuations of midsize stocks helped cushion this segment of the stock market.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                 16.5%

Semiconductor            10.2%

Communications
equipment                 8.6%

Biotechnology             8.2%

Technology
services                  6.4%

Footnote reads:
*Based on net assets as of 7/31/00. Holdings will vary over time.


"Strong investor confidence has led to a resurgence of interest in midsize companies."

-- Eric M. Wetlaufer, manager Putnam Vista Fund


However, by mid March, the Federal Reserve Board's anti-inflation crusade was finally taking its toll. Any company sensitive to higher interest rates, including those in the high-flying technology sector, buckled regardless of size. While the spring correction and ensuing market volatility have dampened investor confidence, the market made a comeback during the remaining months of the reporting period, demonstrating considerable breadth. Market valuations of growth stocks are improving, and midsize companies continue to report strong corporate profits.

* TECHNOLOGY REMAINS ATTRACTIVE DESPITE VOLATILITY

There is no disputing the role of technology in our daily lives as well as its part in any sound investment strategy. The ground swell of innovation is spurring rapid change in every sector of the economy and having a profound impact on inflation and productivity. High-tech companies are also propelling the growth of many information-dependent industries, including finance, media and retail.

Morningstar awarded Putnam Vista Fund's class A shares its highest rating of 5 stars for its overall performance as of July 31, 2000. This rating put the fund in the top 10% of the 3,776 domestic equity funds rated.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 7/31/00 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns. For 3-year, 5-year, and 10-year performance, the fund's class A shares received 4, 4 and 5 stars, respectively, and 3,776, 2,348, and 786 domestic equity funds were rated, respectively. The top 10% of funds in an investment category receive 5 stars. The next 22.5% receive 4 stars. The fund was not rated over longer periods. Rating of other share classes will vary.


While it is true that technology stocks, by their very nature, can experience wide price swings, we believe their potential long-term benefits far outweigh any short-term volatility. The software industry is a particularly lucrative area for your fund. Rational Software, Siebel Systems and Macromedia, Inc., three prominent fund holdings, are providing corporate America with new state-of-the-art applications. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy, and may vary in the future.

* STRONG PERFORMANCE ALSO FOUND OUTSIDE TECH SECTOR

Technology may represent the backbone of your portfolio; however, several other sectors played a significant role in the fund's performance. In the health-care field, we are emphasizing medical technology and biotechnology companies. PE Biosystems Group is a leading provider of equipment used in DNA sequencing and genetic analysis. Medimmune produces a drug that prevents a respiratory virus that leads to pneumonia and bronchitis in premature babies. The fund is also invested in companies selling specialty health-care products, such as Allergan, a leading manufacture of eye and skin-care products.

Given the stock market's increased volatility, we have located several niche companies with defensive qualities. Such companies are less affected by the ups and downs of the economy because their products and services are constantly in demand. Examples include Calpine Corp., an independent electric power producer that is setting up plants nationwide to meet burgeoning demand. In the energy sector, BJ Services, a new holding, is improving the efficiency and flow from wells during the drilling process. This company is also benefiting from higher oil prices, which are casting a favorable glow on any business involved with the production of oil.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Applied Micro Circuits Corp.
Semiconductor

Rational Software Corp.
Software

Allergan, Inc.
Medical technology

Brocade Communications Systems
Communications equipment

IVAX Corp.
Pharmaceuticals

Medimmune, Inc.
Biotechnology

PE Corp.-PE Biosystems Group
Medical technology

Comverse Technology, Inc.
Communications equipment

Redback Networks, Inc.
Communications equipment

Symbol Technologies, Inc.
Technology services

Footnote reads:
These holdings represent 20.3% of the fund's net assets as of 7/31/00. Portfolio holdings will vary over time.


Telecommunications companies are striving to make connecting to the World Wide Web faster and more reliable with broadband networks for high-speed transmission. Several of the fund's holdings are well positioned to benefit from this burgeoning marketplace. McLeodUSA, Inc., has a strong foothold in the Midwest, where the regional Bells are not prepared to compete. Dynamic management and rising market share bode well for this company. Voicestream Wireless utilizes GSM technology in the delivery of its cellular technology, which is compatible with European wireless. Just prior to the close of the period, German-based Deutsche Telecom offered to acquire this company. Should shareholders approve the merger, as most analysts expect they will, the fund may realize a nice profit on a sale of the stock when the transaction is complete.

Rising interest rates and the threat of slower growth overshadowed several sectors of the economy, most notably the financial and retail sectors. We have eased these pressures on the fund by underweighting financial stocks and keeping retail stocks roughly in line with weightings of the benchmark. In the financial sector, we have focused on asset managers, which are currently faring better than banks. Brokerage firm Legg Mason is an attractive acquisition candidate for larger financial services companies, especially European insurance and banking institutions looking for a foray into U.S. financial markets. In the retail sector, Tiffany & Co. and BJ's Wholesale Club performed well, but we were disappointed by Circuit City Stores, which has been hurt by aggressive pricing of appliances by competitors. We sold this holding by the end of the period.

* SPRING CORRECTION RESTORES BALANCE TO MARKETS

Debate over the future course of corporate earnings, interest rates, and the November elections is likely to generate uncertainty for the foreseeable future. While this may translate into increased volatility over the short term, we remain quite upbeat. In addition to the attractive buying opportunities that uncertainty creates, the spring correction produced a tangible shift in investor psychology and a renewed appreciation for asset allocation. This more diversified approach bodes well for the midsize companies in your fund, especially those offering differentiated products and services that can command higher prices.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.




TOTAL RETURN FOR PERIODS ENDED 7/31/00

                     Class A        Class B         Class C          Class M
(inception dates)   (6/3/68)       (3/1/93)        (7/26/99)        (12/8/94)
                  NAV     POP     NAV    CDSC     NAV     CDSC     NAV     POP
----------------------------------------------------------------------------------
1 year            53.19%  44.40%  51.89%  46.89%  52.03%  51.03%   52.26%  46.98%
----------------------------------------------------------------------------------
5 years          227.49  208.76  215.42  213.42  215.43  215.43   219.66  208.59
Annual average    26.78   25.29   25.83   25.67   25.83   25.83    26.16   25.28
----------------------------------------------------------------------------------
10 years         615.03  573.45  561.79  561.79  563.16  563.16   578.48  554.97
Annual average    21.74   21.01   20.80   20.80   20.83   20.83    21.10   20.68
----------------------------------------------------------------------------------
Annual average
(Life of fund)    12.88   12.67   11.84   11.84   12.03   12.03    12.12   11.99
----------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/00

                            Russell Midcap       Consumer
                             Growth Index*     price index
------------------------------------------------------------
1 year                           43.76%           3.60%
------------------------------------------------------------
5 years                         183.94           13.10
Annual average                   23.20            2.49
------------------------------------------------------------
10 years                        487.78           32.44
Annual average                   19.37            2.85
------------------------------------------------------------
Annual average
(Life of fund)                      --*           5.13
------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Recent returns were achieved during market conditions that may not be sustainable. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5-year, 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*This index began operations on 12/31/85.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/31/90

               Fund's class A    Russell Midcap    Consumer price
Date           shares at POP      Growth Index         index

7/31/90            9,425             10,000            10,000
7/31/91           10,762             11,908            10,445
7/31/92           12,749             13,285            10,775
7/31/93           15,252             15,043            11,074
7/31/94           15,672             15,831            11,380
7/31/95           20,564             20,701            11,710
7/31/96           23,985             22,201            12,055
7/31/97           32,681             31,013            12,316
7/31/98           38,203             33,598            12,523
7/31/99           43,963             40,886            12,784
7/31/00          $67,345            $58,778           $13,244

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $66,179 and $66,316, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $67,848 ($65,497 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/00

                        Class A     Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)     1           1            1            1
------------------------------------------------------------------------------
Income                     --          --           --           --
------------------------------------------------------------------------------
Capital gains
  Long-term             $1.8350     $1.8350      $1.8350      $1.8350
------------------------------------------------------------------------------
  Short-term             0.4550      0.4550       0.4550       0.4550
------------------------------------------------------------------------------
  Total                 $2.2900     $2.2900      $2.2900      $2.2900
------------------------------------------------------------------------------
Share value:          NAV     POP     NAV          NAV      NAV     POP
------------------------------------------------------------------------------
7/31/99             $14.30  $15.17  $13.51       $14.30   $13.92  $14.42
------------------------------------------------------------------------------
7/31/00              19.10   20.27   17.73        18.95    18.40   19.07
------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most recent calendar quarter)

                          Class A           Class B        Class C         Class M
(inception dates)         (6/3/68)         (3/1/93)       (7/26/99)       (12/8/94)
                         NAV    POP      NAV    CDSC     NAV    CDSC     NAV     POP
-------------------------------------------------------------------------------------
1 year                  58.69%  49.54%  57.48%  52.48%  57.47%  56.47%  57.85%  52.31%
-------------------------------------------------------------------------------------
5 years                277.37  255.69  263.45  261.45  263.31  263.31  268.34  255.38
Annual average          30.42   28.89   29.45   29.30   29.44   29.44   29.79   28.87
-------------------------------------------------------------------------------------
10 years               654.46  610.98  598.54  598.54  599.56  599.56  615.89  590.39
Annual average          22.40   21.67   21.46   21.46   21.47   21.47   21.75   21.31
-------------------------------------------------------------------------------------
Annual average
(Life of fund)          13.14   12.93   12.09   12.09   12.29   12.29   12.38   12.25
-------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index* measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.*

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Vista Fund

We have audited the accompanying statement of assets and liabilities of Putnam Vista Fund, including the fund's portfolio, as of July 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1999, and the financial highlights for each of the years in the four-year period ended July 31, 1999, were audited by other auditors whose report dated September 14, 1999, expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Vista Fund as of July 31, 2000, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        KPMG LLP
Boston, Massachusetts
September 1, 2000




THE FUND'S PORTFOLIO
July 31, 2000

COMMON STOCKS (99.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,806,300 Interpublic Group Cos., Inc.                                                   $    112,427,394
            787,000 Omnicom Group, Inc.                                                                  66,895,000
                                                                                                   ----------------
                                                                                                        179,322,394

Banking (1.0%)
-------------------------------------------------------------------------------------------------------------------
            121,212 M & T Bank Corp.                                                                     57,265,094
          1,258,800 Zions Bancorp                                                                        55,072,500
                                                                                                   ----------------
                                                                                                        112,337,594

Biotechnology (8.2%)
-------------------------------------------------------------------------------------------------------------------
            788,700 Abgenix, Inc. (NON)                                                                  39,533,588
            798,467 Diversa Corp. (NON)                                                                  28,744,812
            992,400 Gilead Sciences, Inc. (NON)                                                          73,561,650
            524,500 IDEC Pharmaceuticals Corp. (NON)                                                     64,415,156
          2,739,600 Immunex Corp. (NON)                                                                 138,863,475
            399,200 Medarex, Inc. (NON)                                                                  29,091,700
          3,813,800 Medimmune, Inc. (NON)                                                               226,921,100
            861,200 Millennium Pharmaceuticals, Inc. (NON)                                               82,890,500
            495,000 Protein Design Labs, Inc. (NON)                                                      59,987,813
          1,471,400 Sepracor, Inc. (NON)                                                                155,600,550
                                                                                                   ----------------
                                                                                                        899,610,344

Broadcasting (2.9%)
-------------------------------------------------------------------------------------------------------------------
          3,448,124 Radio One, Inc. Class D (NON)                                                        65,083,341
          1,545,412 Radio One, Inc. Class A (NON) (AFF)                                                  36,027,417
          3,953,577 Spanish Broadcasting System, Inc. Class A (NON) (AFF)                                43,983,544
          1,403,000 Univision Communications, Inc. Class A (NON)                                        174,322,750
                                                                                                   ----------------
                                                                                                        319,417,052

Cable Television (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,124,000 General Motors Corp. Class H (NON)                                                   54,958,500

Chemicals (1.7%)
-------------------------------------------------------------------------------------------------------------------
          2,114,914 Ecolab, Inc.                                                                         75,740,358
          2,771,800 Praxair, Inc.                                                                       109,659,338
                                                                                                   ----------------
                                                                                                        185,399,696

Commercial and Consumer Services (1.2%)
-------------------------------------------------------------------------------------------------------------------
          2,144,400 Cintas Corp.                                                                         90,466,875
            524,700 Macrovision Corp. (NON)                                                              39,614,850
                                                                                                   ----------------
                                                                                                        130,081,725

Communications Equipment (8.6%)
-------------------------------------------------------------------------------------------------------------------
          2,911,400 ADC Telecommunications, Inc. (NON)                                                  122,096,838
          1,339,300 Brocade Communications Systems (NON)                                                239,232,463
          2,321,220 Comverse Technology, Inc. (NON)                                                     203,687,055
             34,900 Crossroads Systems, Inc. (NON)                                                          159,231
          3,020,900 Finisar Corp. (NON)                                                                  80,242,656
            832,700 Foundry Networks, Inc. (NON)                                                         68,125,269
            409,200 Polycom, Inc. (NON)                                                                  38,816,456
          1,505,700 Redback Networks, Inc. (NON)                                                        195,741,000
                                                                                                   ----------------
                                                                                                        948,100,968

Computers (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,711,000 Apple Computer, Inc. (NON)                                                           86,940,188

Consumer Finance (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,979,000 Capital One Financial Corp.                                                         116,018,875

Consumer Goods (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,247,100 Estee Lauder Cos. Class A                                                            98,872,400

Electric Utilities (2.0%)
-------------------------------------------------------------------------------------------------------------------
          2,098,800 Calpine Corp. (NON)                                                                 149,539,500
          1,538,100 CMS Energy Corp.                                                                     39,317,681
            604,400 Florida Progress Corp.                                                               29,615,600
                                                                                                   ----------------
                                                                                                        218,472,781

Electronics (5.7%)
-------------------------------------------------------------------------------------------------------------------
            905,000 Bookham Technology PLC (United Kingdom) (NON)                                        56,788,750
          1,779,400 Jabil Circuit, Inc. (NON)                                                            89,081,213
            497,640 JDS Uniphase Corp. (NON)                                                             58,783,725
          1,996,100 PerkinElmer, Inc.                                                                   127,625,644
          1,973,400 Sanmina Corp. (NON)                                                                 183,279,525
          2,498,000 SCI Systems, Inc. (NON)                                                             114,595,750
                                                                                                   ----------------
                                                                                                        630,154,607

Energy (4.2%)
-------------------------------------------------------------------------------------------------------------------
          1,243,300 BJ Services Co. (NON)                                                                72,577,638
          1,254,700 Cooper Cameron Corp. (NON)                                                           81,084,988
          4,231,800 Global Marine, Inc. (NON)                                                           119,812,838
          1,049,400 Smith International, Inc. (NON)                                                      74,900,925
          2,429,600 Transocean Sedco Forex, Inc.                                                        120,265,200
                                                                                                   ----------------
                                                                                                        468,641,589

Household Furniture and Appliances (0.1%)
-------------------------------------------------------------------------------------------------------------------
            781,900 Furniture Brands International, Inc. (NON)                                           11,581,894

Investment Banking/Brokerage (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,442,700 Legg Mason, Inc.                                                                     75,020,400

Leisure Time Products (1.2%)
-------------------------------------------------------------------------------------------------------------------
          2,828,800 Harley-Davidson, Inc.                                                               126,942,400

Manufacturing (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,197,700 Danaher Corp.                                                                        61,007,844

Medical Technology (4.4%)
-------------------------------------------------------------------------------------------------------------------
          3,623,100 Allergan, Inc.                                                                      242,521,256
          2,406,800 PE Corp.-PE Biosystems Group                                                        209,842,875
            250,900 Waters Corp. (NON)                                                                   29,763,013
                                                                                                   ----------------
                                                                                                        482,127,144

Oil & Gas (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,631,100 Devon Energy Corp.                                                                   74,622,825
          1,357,400 Murphy Oil Corp.                                                                     81,783,350
                                                                                                   ----------------
                                                                                                        156,406,175

Pharmaceuticals (5.7%)
-------------------------------------------------------------------------------------------------------------------
            818,400 Andrx Corporation (NON)                                                              63,886,350
          1,642,550 Forest Laboratories, Inc. (NON)                                                     175,752,850
            809,900 Inhale Therapeutic Systems (NON)                                                     65,753,756
          1,875,345 IDEXX Laboratories, Inc. (NON) (AFF)                                                 45,477,116
          4,625,350 IVAX Corp. (NON)                                                                    227,798,488
            338,100 United Therapeutics Corp.
                    (acquired 7/13/00, cost $37,191,000) (RES) (NON)                                     29,820,420
            206,600 United Therapeutics Corp. (NON)                                                      20,246,800
                                                                                                   ----------------
                                                                                                        628,735,780

Publishing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            924,000 PRIMEDIA, Inc. (NON)                                                                 18,826,500

Restaurants (1.6%)
-------------------------------------------------------------------------------------------------------------------
          3,399,100 Darden Restaurants, Inc.                                                             55,447,819
          3,079,700 Starbucks Corp. (NON)                                                               115,488,750
                                                                                                   ----------------
                                                                                                        170,936,569

Retail (4.6%)
-------------------------------------------------------------------------------------------------------------------
          3,262,300 BJ's Wholesale Club, Inc. (NON)                                                      97,665,106
          5,817,400 Family Dollar Stores, Inc.                                                           98,168,625
          2,850,000 Linens 'N Things, Inc. (NON) (AFF)                                                   85,321,875
          1,869,814 RadioShack Corp.                                                                    105,410,764
          3,627,200 Tiffany & Co.                                                                       124,231,600
                                                                                                   ----------------
                                                                                                        510,797,970

Semiconductor (10.2%)
-------------------------------------------------------------------------------------------------------------------
            699,600 Alpha Industries, Inc. (NON)                                                         23,830,125
            832,700 Altera Corp. (NON)                                                                   81,760,731
          1,733,800 Applied Micro Circuits Corp. (NON)                                                  258,769,650
          3,228,000 Atmel Corp. (NON)                                                                    96,638,250
            722,100 GlobeSpan, Inc. (NON)                                                                81,552,169
          1,748,100 LSI Logic Corp. (NON)                                                                59,216,888
          1,608,400 Maxim Integrated Products, Inc. (NON)                                               106,254,925
            924,000 RF Micro Devices, Inc. (NON)                                                         69,646,500
            902,300 SanDisk Corp. (NON)                                                                  57,521,625
          2,155,900 Sawtek, Inc. (NON) (AFF)                                                            114,801,675
          2,053,100 Vitesse Semiconductor Corp. (NON)                                                   122,416,088
            638,700 Xilinx, Inc. (NON)                                                                   47,942,419
                                                                                                   ----------------
                                                                                                      1,120,351,045

Semiconductor Production Equipment (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,201,400 LAM Research Corp. (NON)                                                             64,390,950
          1,097,000 LTX Corp. (NON)                                                                      24,134,000
                                                                                                   ----------------
                                                                                                         88,524,950

Software (16.5%)
-------------------------------------------------------------------------------------------------------------------
            494,200 Akamai Technologies, Inc. (NON)                                                      38,972,303
            710,900 Ariba, Inc. (NON)                                                                    82,419,969
          2,144,400 BEA Systems, Inc. (NON)                                                              92,343,225
          2,532,200 BroadVision, Inc. (NON)                                                              91,633,988
            772,500 I2 Technologies, Inc. (NON)                                                         100,231,875
            570,300 Internet Security Systems, Inc. (NON)                                                42,130,913
            615,900 Inktomi Corp. (NON)                                                                  65,901,300
          2,201,400 Intuit, Inc. (NON)                                                                   74,847,600
            730,000 Macromedia, Inc. (NON)                                                               55,845,000
            730,000 Mercury Interactive Corp. (NON)                                                      72,463,906
            422,000 Micromuse, Inc. (NON)                                                                54,747,906
          4,768,000 Peregrine Systems, Inc. (NON)                                                       118,902,000
            596,100 Phone.com, Inc. (NON)                                                                47,613,488
          2,349,700 Portal Software, Inc. (NON)                                                         118,329,423
            981,000 Quest Software, Inc. (NON)                                                           46,352,250
          2,383,900 Rational Software Corp. (NON)                                                       242,561,825
            593,200 Siebel Systems, Inc. (NON)                                                           86,014,000
          1,113,200 TIBCO Software, Inc. (NON)                                                          114,659,600
            387,800 VeriSign, Inc. (NON)                                                                 61,539,013
            735,748 VERITAS Software Corp. (NON)                                                         75,000,312
          3,912,200 Vignette Corp. (NON)                                                                132,525,775
                                                                                                   ----------------
                                                                                                      1,815,035,671

Technology Services (6.4%)
-------------------------------------------------------------------------------------------------------------------
          2,608,500 Convergys Corp. (NON)                                                               117,545,532
            798,500 Diamond Technology Partners, Inc. (NON)                                              71,116,406
          3,056,925 Fiserv, Inc. (NON)                                                                  170,614,627
          2,201,400 InfoSpace.com, Inc. (NON)                                                            74,297,250
            843,300 Scient Corp. (NON)                                                                   39,318,863
          4,719,400 Symbol Technologies, Inc.                                                           188,186,075
          2,248,200 Ziff-Davis, Inc. (NON)                                                               38,500,425
                                                                                                   ----------------
                                                                                                        699,579,178

Telecommunications (4.7%)
-------------------------------------------------------------------------------------------------------------------
          1,819,350 Allegiance Telecom, Inc. (NON)                                                      101,087,624
          2,908,700 Crown Castle International Corp. (NON)                                               98,895,799
          6,034,054 McLeodUSA, Inc. Class A (NON)                                                       102,201,790
          1,240,425 NTL, Inc. (NON)                                                                      55,896,652
          1,003,700 Telephone and Data Systems, Inc.                                                    111,787,088
            341,362 VoiceStream Wireless Corp. (NON)                                                     43,779,677
                                                                                                   ----------------
                                                                                                        513,648,630
                                                                                                   ----------------
                    Total Common Stocks  (cost $9,085,600,446)                                     $ 10,927,850,863

COMMERCIAL PAPER (2.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $58,800,000 Ciesco L.P., effective yield of 6 1/2%, August 11, 2000                        $     58,693,833
         50,000,000 Corporate Asset Funding Co. Inc., effective yield of 6.53%,
                    August 18, 2000                                                                      49,845,820
         50,000,000 Delaware Funding Corp, effective yield of 6.51%,
                    August 25, 2000                                                                      49,783,000
         57,332,000 Federal Home Loan Mortgage Association, effective yield
                    of 6.43%, August 15, 2000                                                            57,188,638
         41,000,000 Federal Home Loan Mortgage Association, effective yield
                    of 6.40%, August 22, 2000                                                            40,836,700
         50,000,000 National Australia Funding (DE) Inc., effective yield of 6.51%,
                    August 4, 2000                                                                       49,972,875
                                                                                                   ----------------
                    Total Commercial Paper  (cost $306,323,866)                                    $    306,320,866
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $9,391,924,312) (b)                                    $ 11,234,171,729
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $11,005,337,257.

  (b) The aggregate identified cost on a tax basis is $9,406,914,826 resulting in gross unrealized appreciation and depreciation of $2,735,407,566 and $908,150,663, respectively, or net unrealized appreciation of $1,827,256,903.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2000 was $29,820,420 or 0.3% of net assets.

(AFF) Affiliated Companies (Note 5).

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $9,391,924,312) (Note 1)                                   $11,234,171,729
-------------------------------------------------------------------------------------------
Cash                                                                             19,156,558
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                          319,731
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           42,194,179
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   97,944,016
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                      21,653
-------------------------------------------------------------------------------------------
Total assets                                                                 11,393,807,866

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                355,649,386
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       13,368,653
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     12,365,515
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,686,737
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       61,859
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,903
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            4,349,676
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              985,880
-------------------------------------------------------------------------------------------
Total liabilities                                                               388,470,609
-------------------------------------------------------------------------------------------
Net assets                                                                  $11,005,337,257

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                            $  6,887,138,377
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                         2,275,951,463
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                    1,842,247,417
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding   $11,005,337,257

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,763,531,768 divided by 354,165,251 shares)                                       $19.10
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $19.10)*                              $20.27
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,880,568,045 divided by 162,436,036 shares)**                                     $17.73
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($91,913,562 divided by 4,851,091 shares)**                                          $18.95
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($241,431,833 divided by 13,119,205 shares)                                          $18.40
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $18.40)*                              $19.07
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,027,892,049 divided by 52,776,446 shares)                                        $19.48
-------------------------------------------------------------------------------------------

    * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended July 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (including dividend income of $151,380 from
investments in affiliated issuers) (Note 5)                                  $   16,654,899
-------------------------------------------------------------------------------------------
Interest                                                                         13,466,605
-------------------------------------------------------------------------------------------
Total investment income                                                          30,121,504

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 41,028,455
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   11,527,719
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   76,679
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     34,880
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            13,554,338
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            24,291,162
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               328,592
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,540,006
-------------------------------------------------------------------------------------------
Other                                                                             2,732,146
-------------------------------------------------------------------------------------------
Total expenses                                                                   95,113,977
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (2,010,028)
-------------------------------------------------------------------------------------------
Net expenses                                                                     93,103,949
-------------------------------------------------------------------------------------------
Net investment loss                                                             (62,982,445)
-------------------------------------------------------------------------------------------
Net realized gain on investments (including realized loss of
$145,184,783 on sales of investments in affiliated issuers)
(Notes 1, 3 and 5)                                                            2,402,792,107
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   9,478,805
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                      872,985,202
-------------------------------------------------------------------------------------------
Net gain on investments                                                       3,285,256,114
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $3,222,273,669
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended July 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                              $    (62,982,445) $   (34,106,350)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                    2,412,270,912      973,668,754
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             872,985,202     (153,016,281)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                3,222,273,669      786,546,123
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (597,955,090)    (249,821,333)
--------------------------------------------------------------------------------------------------
   Class B                                                           (297,083,856)    (127,241,919)
--------------------------------------------------------------------------------------------------
   Class C                                                               (789,555)              --
--------------------------------------------------------------------------------------------------
   Class M                                                            (24,557,590)     (10,117,862)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (92,304,043)     (21,567,832)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   2,631,399,814      504,115,872
--------------------------------------------------------------------------------------------------
Total increase in net assets                                        4,840,983,349      881,913,049

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   6,164,353,908    5,282,440,859
--------------------------------------------------------------------------------------------------
End of year                                                       $11,005,337,257   $6,164,353,908
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.30       $13.49       $12.52        $9.79        $9.23
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment loss                     (.09)(c)     (.05)(c)     (.05)(c)     (.03)(c)     (.03)
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     7.18         1.89         1.98         3.43         1.45
------------------------------------------------------------------------------------------------
Total from
investment operations                   7.09         1.84         1.93         3.40         1.42
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------
Total distributions                    (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.10       $14.30       $13.49       $12.52        $9.79
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 53.19        15.08        16.90        36.25        16.64
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $6,763,532   $3,672,460   $3,279,628   $2,626,464   $1,220,639
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .87          .94          .98         1.04         1.10
------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)               (.51)        (.41)        (.38)        (.25)        (.29)
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                115.31       155.40       110.60        82.91       106.58
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Net investment loss was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.51       $12.89       $12.09        $9.55        $9.08
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.21)        (.14)        (.14)        (.11)        (.10)
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     6.72         1.79         1.90         3.32         1.43
------------------------------------------------------------------------------------------------
Total from
investment operations                   6.51         1.65         1.76         3.21         1.33
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------
Total distributions                    (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.73       $13.51       $12.89       $12.09        $9.55
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 51.89        14.27        16.05        35.14        15.88
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,880,568   $1,768,766   $1,585,961   $1,212,589     $488,085
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.62         1.69         1.73         1.79         1.81
------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)              (1.26)       (1.16)       (1.13)        (.99)       (1.03)
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                115.31       155.40       110.60        82.91       106.58
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Net investment loss was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------------------
                                                    For the
                                        Year        period
Per-share                              ended    July 26, 1999+
operating performance                 July 31      to July 31
----------------------------------------------------------------
                                        2000         1999
----------------------------------------------------------------
Net asset value,
beginning of period                   $14.30       $14.54
----------------------------------------------------------------
Investment operations
----------------------------------------------------------------
Net investment loss (c)                 (.24)          --(d)
----------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              7.18         (.24)
----------------------------------------------------------------
Total from
investment operations                   6.94         (.24)
----------------------------------------------------------------
Less distributions:
----------------------------------------------------------------
From net realized gain
on investments                         (2.29)          --
----------------------------------------------------------------
Total distributions                    (2.29)          --
----------------------------------------------------------------
Net asset value,
end of period                         $18.95       $14.30
----------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------
Total return at
net asset value (%)(a)                 52.03        (1.65)*
----------------------------------------------------------------
Net assets, end of period
(in thousands)                       $91,914         $364
----------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.62          .01*
----------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)       (1.24)        (.01)*
----------------------------------------------------------------
Portfolio turnover (%)                115.31       155.40
----------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Net investment loss was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.92       $13.22       $12.34        $9.72        $9.19
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.17)        (.12)        (.11)        (.08)        (.08)
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     6.94         1.85         1.95         3.37         1.47
------------------------------------------------------------------------------------------------
Total from
investment operations                   6.77         1.73         1.84         3.29         1.39
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------
Total distributions                    (2.29)       (1.03)        (.96)        (.67)        (.86)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $18.40       $13.92       $13.22       $12.34        $9.72
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 52.26        14.53        16.38        35.35        16.37
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $241,432     $150,573     $128,259      $90,788      $22,232
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.37         1.44         1.48         1.54         1.54
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)       (1.01)        (.91)        (.88)        (.73)        (.82)
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                115.31       155.40       110.60        82.91       106.58
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Net investment loss was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.52       $13.64       $12.61        $9.84        $9.24
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss                     (.05)(c)     (.02)(c)     (.02)(c)       --(c)(d)     --(d)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     7.30         1.93         2.01         3.44         1.46
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   7.25         1.91         1.99         3.44         1.46
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.29)       (1.03)        (.96)        (.67)        (.86)
-----------------------------------------------------------------------------------------------------
Total distributions                    (2.29)       (1.03)        (.96)        (.67)        (.86)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.48       $14.52       $13.64       $12.61        $9.84
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 53.51        15.44        17.26        36.49        17.07
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,027,892     $572,191     $288,593     $242,742      $63,330
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .62          .69          .73          .79          .81
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.26)        (.17)        (.13)         .02         (.01)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                115.31       155.40       110.60        82.91       106.58
-----------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Net investment loss was less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
July 31, 2000

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M and classY shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management") the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2000, the fund reclassified $62,982,445 to decrease accumulated net investment loss with a decrease to accumulated net realized gains of $62,982,445. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 2000, fund expenses were reduced by $2,010,028 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $4,085 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended July 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $2,135,457 and $57,246 from the sale of class A and class M shares, respectively and $1,976,041 and $6,163 in contingent deferred sales charges from redemptions of class B shares and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $53,214 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 2000, purchases and sales of investment securities other than short-term investments aggregated $11,485,386,632 and $10,029,835,394, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                148,875,856      $2,755,980,157
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               36,270,301         565,453,292
---------------------------------------------------------------------------
                                           185,146,157       3,321,433,449

Shares
repurchased                                (87,755,256)     (1,570,813,140)
---------------------------------------------------------------------------
Net increase                                97,390,901      $1,750,620,309
---------------------------------------------------------------------------

                                                  Year ended July 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 90,285,502      $1,181,101,401
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               19,741,002         237,089,484
---------------------------------------------------------------------------
                                           110,026,504       1,418,190,885

Shares
repurchased                                (96,354,534)     (1,269,835,707)
---------------------------------------------------------------------------
Net increase                                13,671,970      $  148,355,178
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 58,287,478      $1,011,207,964
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               18,896,255         274,940,514
---------------------------------------------------------------------------
                                            77,183,733       1,286,148,478

Shares
repurchased                                (45,717,778)       (773,121,833)
---------------------------------------------------------------------------
Net increase                                31,465,955      $  513,026,645
---------------------------------------------------------------------------

                                                  Year ended July 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 32,910,754        $408,231,770
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               10,324,674         117,597,920
---------------------------------------------------------------------------
                                            43,235,428         525,829,690

Shares
repurchased                                (35,300,737)       (439,040,293)
---------------------------------------------------------------------------
Net increase                                 7,934,691        $ 86,789,397
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,066,652        $100,411,190
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   45,124             701,686
---------------------------------------------------------------------------
                                             5,111,776         101,112,876

Shares
repurchased                                   (286,103)         (5,405,097)
---------------------------------------------------------------------------
Net increase                                 4,825,673        $ 95,707,779
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                              (commencement of operations)
                                                          to July 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     25,418            $363,404
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                25,418             363,404

Shares
repurchased                                         --                  --
---------------------------------------------------------------------------
Net increase                                    25,418            $363,404
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,664,785        $115,622,841
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,594,786          24,049,323
---------------------------------------------------------------------------
                                             8,259,571         139,672,164

Shares
repurchased                                 (5,960,334)       (100,918,376)
---------------------------------------------------------------------------
Net increase                                 2,299,237        $ 38,753,788
---------------------------------------------------------------------------

                                                  Year ended July 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,073,773         $65,459,985
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  839,474           9,838,634
---------------------------------------------------------------------------
                                             5,913,247          75,298,619

Shares
repurchased                                 (4,794,756)        (61,863,878)
---------------------------------------------------------------------------
Net increase                                 1,118,491         $13,434,741
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,686,680        $543,717,958
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,811,982          92,304,043
---------------------------------------------------------------------------
                                            34,498,662         636,022,001

Shares
repurchased                                (21,142,358)       (402,730,708)
---------------------------------------------------------------------------
Net increase                                13,356,304        $233,291,293
---------------------------------------------------------------------------

                                                  Year ended July 31, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 24,211,223        $335,781,867
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,772,091          21,566,352
---------------------------------------------------------------------------
                                            25,983,314         357,348,219

Shares
repurchased                                 (7,720,337)       (102,175,067)
---------------------------------------------------------------------------
Net increase                                18,262,977        $255,173,152
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:


                                              Purchase               Sales            Dividend              Market
Affiliates                                        cost                cost              Income               Value
-------------------------------------------------------------------------------------------------------------------
Amerisource Health
Corp. Class A                             $  3,738,187        $ 91,093,512            $     --        $         --
Ann Taylor                                  16,890,433          77,774,698                  --                  --
Furniture Brands Intl. Inc.                 11,409,933          73,696,652                  --                  --
IDEXX Laboratories, Inc.                     4,733,074             605,901                  --          45,477,116
Linens 'N Things, Inc.                      40,452,333          27,856,921                  --          85,321,875
Radio One Inc. Class A                     100,279,713                  --                  --          36,027,417
Sawtek, Inc.                               129,907,798                  --                  --         114,801,675
Spanish Broadcasting
Sys., Inc. Class A                         111,664,175          11,452,379                  --          43,983,544
Westpoint Stevens, Inc.                     20,380,685         102,737,826             151,380                  --
------------------------------------------------------------------------------------------------------------------
  Totals                                  $439,456,331        $385,217,889            $151,380        $325,611,627



Note 6
Change in Independent Accountants (unaudited)

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this funds' independent accountants and voted to appoint KPMG LLP for the fund's fiscal year ended July 31, 2000. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through July 24, 2000, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


FEDERAL TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, as amended, The Fund hereby designates $1,044,073,061 as capital gain, for its taxable year ended July 31, 2000.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.


** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Eric M. Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

Dana F. Clark
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary, and Putnam Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


63660/AN015  006/317/515/376  9/00




PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam Vista Fund
Supplement to Annual Report dated 7/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return
for periods ended 7/31/00                                NAV

1 year                                                  53.51%
5 years                                                232.04
Annual average                                          27.13
10 years                                               625.76
Annual average                                          21.92
Life of fund (since class A inception, 6/3/68)
Annual average                                          12.93

Share value:                                             NAV

7/31/99                                                $14.52
7/31/00                                                $19.48
---------------------------------------------------------------------------
Distributions:                           Capital gains
                  No.      Income   Short Term    Long Term       Total
                   1        $--       0.455         1.835        $2.290
---------------------------------------------------------------------------
Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.